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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003

Check Here if Amendment /X/; Amendment Number: 2
   This Amendment (Check only one.):     / / is a restatement.
                                        /X/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

    /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
-------------------------------    ---------------------   -----------------
           [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $32,761
                                        --------------------
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1.        028-06719                    Family Capital Trust Company N.A.

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                   HALE AND DORR CAPITAL MANAGEMENT LLC
                       FORM 13F INFORMATION TABLE
                      QUARTER ENDED DECEMBER 31, 2003


      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                     VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------ ------
AFFILIATED COMPUTER
SERVICES                       Class A    008190100      722    13,250  SH               Sole                4,550      0    8,700
AIR PRODUCTS & CHEMICALS
INC                              COM      009158106      554    10,495  SH               Sole               10,495      0
ALLERGAN INC                     COM      018490102      937    12,200  SH               Sole                4,300      0    7,900
ALLSCRIPTS HEALTHCARE
SOLUTION                         COM      01988P108      520    97,817  SH               Sole               97,817      0
ALTRIA GROUP INC                 COM      02209S103      261     4,800  SH               Sole                4,800      0
ANADARKO PETE CORP               COM      032511107      320     6,270  SH               Sole                6,270      0
APPLIED MATERIALS INC            COM      038222105      209     9,295  SH               Sole                9,295      0
ARIAD PHARMACEUTICALS INC        COM      04033A100      559    75,000  SH               Sole               75,000      0
ARTHUR J. GALLAGHER &
COMPANY                          COM      363576109      299     9,200  SH               Sole                5,200      0    4,000
BAUSCH & LOMB INC                COM      071707103      608    11,708  SH               Sole               11,708      0
BERKSHIRE HATHAWAY INC         Class A    084670108    6,824        81  SH               Sole                   81      0
CABOT CORP                       COM      127055101    1,108    34,800  SH               Sole               34,800      0
CARNIVAL CORP                    COM      143658300      442    11,132  SH               Sole               11,132      0
CATERPILLAR INC                  COM      149123101    1,264    15,230  SH               Sole               15,230      0
CHUBB CORP                       COM      171232101    1,957    28,744  SH               Sole               28,744      0
DIAMONDS TRUST SERIES I       Unit Ser 1  252787106      236     2,260  SH               Sole                2,260      0
DOLLAR TREE STORES               COM      256747106      267     8,870  SH               Sole                8,870      0
EMC CORP/MASS                    COM      268648102      193    14,933  SH               Sole               14,933      0
EW SCRIPPS COMPANY CL A          COM      811054204      329     3,500  SH               Sole                3,500      0
FIRSTMERIT CORP                  COM      337915102      373    13,748  SH               Sole               13,748      0
GENUINE PARTS COMPANY            COM      372460105      266     8,023  SH               Sole                8,023      0
GLATFELTER                       COM      377316104      149    12,000  SH               Sole               12,000      0
HARTFORD FINANCIAL
SERVICES GR                      COM      416515104      694    11,753  SH               Sole               11,753      0
ISHARES DOW JONES U.S.
UTILITIES                    DJ US Utils  464287697      290     5,035  SH               Sole                5,035      0
LIBERTY MEDIA CORP CL A       COM Ser A   530718105      123    10,368  SH               Sole               10,368      0
LINCOLN NATIONAL CORP            COM      534187109      319     7,906  SH               Sole                7,906      0
LOCKHEED MARTIN CORP             COM      539830109      229     4,451  SH               Sole                4,331      0      120

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

      COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                     VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------- --------------- --------- -------- --------- ----- ------ ------------ ---------- ------    ------ ------
LOCKHEED MARTIN CORP             COM      539830109        2        35  SH               Other        1                 0       35
LOWES COS INC                    COM      548661107      607    10,965  SH               Sole                7,965      0    3,000
MAY DEPT STORES COMPANY          COM      577778103      227     7,800  SH               Sole                7,800      0
MEDCO HEALTH SOLUTIONS INC       COM      58405U102      397    11,688  SH               Sole               11,688      0
MORGAN STANLEY                   COM      617446448      526     9,086  SH               Sole                9,086      0
MOTOROLA INC                     COM      620076109      641    45,758  SH               Sole               45,758      0
NATIONAL CITY CORP               COM      635405103      230     6,770  SH               Sole                6,770      0
NEWMONT MINING CORP              COM      651639106      386     7,947  SH               Sole                7,947      0
NORFOLK SOUTHERN CORP            COM      655844108      554    23,415  SH               Sole               23,415      0
OSTEX INTERNATIONAL INC          COM      68859q101      141    64,000  SH               Sole               64,000      0
PPG INDUSTRIES INC               COM      693506107      519     8,100  SH               Sole                8,100      0
PROGRESS ENERGY INC              COM      743263105      234     5,167  SH               Sole                5,167      0
SCANA CORP                       COM      80589M102      550    16,068  SH               Sole               16,068      0
SHERWIN WILLIAMS COMPANY         COM      824348106      868    25,000  SH               Sole               25,000      0
SPDR TRUST SER 1              Unit Ser 1  78462f103      262     2,355  SH               Sole                2,355      0
SPX CORP                         COM      784635104      205     3,478  SH               Sole                2,778      0      700
ST PAUL TRAVELERS COMPANIES
IN                               COM      792860108      559    14,100  SH               Sole               14,100      0
TARGET CORP                      COM      87612E106      516    13,427  SH               Sole               13,427      0
UNION PACIFIC CORP               COM      907818108    1,249    17,979  SH               Sole               17,979      0
WAINWRIGHT BANK & TRUST
COMPANY                          COM      930705108    3,458   242,014  SH               Sole                           0  242,014
ZIMMER HOLDINGS INC              COM      98956P102      578     8,206  SH               Sole                8,206      0
                                                      32,761